Average Annual Total Returns - FidelityFlexFreedomBlendFunds-ComboPRO - FidelityFlexFreedomBlendFunds-ComboPRO - Fidelity Flex Freedom Blend 2035 Fund	May 30, 2024
Fidelity Flex Freedom Blend 2035 Fund | Return Before Taxes
Average Annual Return:
Past 1 year	18.20%
Past 5 years	10.28%
Since Inception	7.96%	[1]
Fidelity Flex Freedom Blend 2035 Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	17.31%
Past 5 years	8.65%
Since Inception	6.27%	[1]
Fidelity Flex Freedom Blend 2035 Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	11.07%
Past 5 years	7.76%
Since Inception	5.86%	[1]
SP001
Average Annual Return:
Past 1 year	26.29%
Past 5 years	15.69%
Since Inception	12.76%
F0552
Average Annual Return:
Past 1 year	17.43%
Past 5 years	9.83%
Since Inception	7.83%

[1]	A From June 8, 2017 .